SCHEDULE OF SEGMENT INFORMATION ABOUT THE SEGMENTS LOSS (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue
Interest Expense		529,603	484,658
Interest income		71,396	109,559
Net (Loss)		(3,398,939)	$ (3,029,780)
Reportable Segment, Aggregation before Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Revenue
Employee expense		1,491,027
Occupancy expense		58,868
Research and development expense		230,005
Professional services expense		309,063
Warrants issued for services expense		855,402
Depreciation and amortization expense		26,159
Interest Expense		529,603
Office expense		55,041
Other segment expense	[1]	52,443
Interest income		(74,843)
Unrealized investment on gold		(133,829)
Segment net loss		3,398,939
Adjustments and reconciling items
Net (Loss)		$ 3,398,939

[1]	Other segment items included in segment net loss include bank service charges, insurance, filing fees, meals, and other overhead expenses